LOSS PER SHARE (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Sep. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (87,360,817)		$ (308,858,234)		$ (281,187,675)		$ (800,047,339)		$ (972,254,582)	$ (739,532,806)
Less: preferred stock dividends waived/(accrued)	23,066		13,125		66,412		(7,387,811)
Less: financial result from exchange of Series C P/S for Series E P/S (see Note 18 - Series E Preferred Stock)	(8,604,029)				(8,604,029)
Net loss used in computing basic net loss per share of common stock	$ (95,987,912)		$ (308,871,359)		$ (289,858,116)		$ (792,659,528)		$ (964,894,185)	$ (780,049,246)
Net Loss per share, basic	$ (7.91)	[1]	$ (1,114.23)	[1]	$ (37.92)	[1]	$ (5,544.35)	[1]	$ (1,574.14)	$ (63,085.26)
Net Loss per share, diluted	$ (7.91)	[1]	$ (1,114.23)	[1]	$ (37.92)	[1]	$ (5,544.35)	[1]	$ (1,574.14)	$ (63,085.26)
Weighted average shares outstanding, basic	12,134,899	[1]	277,205	[1]	7,644,049	[1]	142,967	[1]	612,964	12,365
Weighted average shares outstanding, diluted	12,134,899	[1]	277,205	[1]	7,644,049	[1]	142,967	[1]	612,964	12,365
Waived/(Accrued) accumulated preferred dividends	$ (8,627,095)		$ (13,125)		$ (8,670,441)		$ 7,387,811		$ 7,360,397	$ (40,516,440)

[1]	Adjusted retroactively for reverse stock splits, see Note 1 - Description of Business and Basis of Presentation